Significant Accounting policies (Table) (Details)	12 Months Ended
Dec. 31, 2013
Tradenames
Estimated useful life	10 years
Software
Estimated useful life	10 years
Fair value of above market acquired drilling contracts
Amortization period	Over remaining contract term
Fair value of below market acquired drilling contracts
Amortization period	Over remaining contract term